Intangible Content Assets - Schedule of Reconciliation of Changes in Intangible Content Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Additions			$ 907
Exchange difference		$ (137)	(148)
Deconsolidation				$ (4,878)
Film Productions
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		13,061	10,867
Additions		9,314	3,413
Exchange difference		(751)	(775)
Impairment loss		(4,900)
Transfer to film and content rights		(9,535)	(444)
Intangible - content assets, ending balance		7,189	13,061	10,867
Content Advances
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		339,436	349,568
Additions	[1]	255,940	261,002
Reclassification			(65)
Exchange difference		(9,484)	(12,314)
Impairment loss		(235,493)	(38,832)
Transfer to film and content rights		(197,678)	(219,923)
Intangible - content assets, ending balance		152,721	339,436	349,568
Film and Content Rights
Disclosure of detailed information about intangible assets [line items]
Intangible - content assets, beginning balance		354,075	638,108
Amortization		(64,451)	(130,155)
Exchange difference		(4,486)	(7,542)
Impairment loss		(190,807)	(366,703)
Transfer from inventory		435
Transfer from film production and content advances		207,213	220,367
Intangible - content assets, ending balance		$ 301,979	$ 354,075	$ 638,108

[1]	Represents non-cash movement on account of de-recognition of financial liabilities.